Consolidated statement of equity - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests	TC PipeLines, LP Equity Attributable to Non-Controlling Interests	PORTLAND NATURAL GAS TRANSMISSION SYSTEM Equity Attributable to Non-Controlling Interests	Columbia Pipeline Partners LP Equity Attributable to Non-Controlling Interests
Issuance of TC PipeLines, LP units
Total Equity							CAD (934)
Beginning balance at Dec. 31, 2013			CAD 12,149	CAD 1,813	CAD 401	CAD 5,096	(934)
Increase (decrease) in equity
Shares issued under public offering, net of issue costs (Note 21)			0	442
Shares issued under dividend reinvestment and share purchase plan (Note 20)			0
Shares issued on exercise of stock options (Note 20)			53
Shares repurchased (Note 20)			0		0
Issuance of stock options, net of exercises					3
Dilution impact from TC PipeLines, LP units issued					9			CAD 79
Redemption of subsidiary's preferred shares					(6)			(194)
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(37)
Reclassification of additional paid-in capital deficit to retained earnings					0
Net income/(loss) attributable to controlling interests	CAD 1,840					1,840
Common share dividends						(1,360)
Preferred share dividends						(98)
Reclassification of additional paid-in capital deficit to retained earnings						0
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(171)						(301)
Ending balance at Dec. 31, 2014		CAD 19,070	12,202	2,255	370	5,478	(1,235)
Beginning balance at Dec. 31, 2013								1,611
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								0
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									CAD 136		CAD 0
Portland Natural Gas Transmission System	153								136	CAD 15	0
Preferred share dividends of TCPL								2
Other comprehensive (loss)/income attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TransCanada's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(182)
Reclassification to common units subject to rescission or redemption (Note 19)								0
Redemption of subsidiary's preferred shares					(6)			(194)
Ending balance at Dec. 31, 2014								1,583
Issuance of TC PipeLines, LP units
Total Equity	20,653						(1,235)
Shares issued under public offering, net of issue costs (Note 21)			0	244
Shares issued under dividend reinvestment and share purchase plan (Note 20)			0
Shares issued on exercise of stock options (Note 20)			30
Shares repurchased (Note 20)			(130)		(164)
Issuance of stock options, net of exercises					8
Dilution impact from TC PipeLines, LP units issued					6			55
Redemption of subsidiary's preferred shares					0			0
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(213)
Reclassification of additional paid-in capital deficit to retained earnings					0
Net income/(loss) attributable to controlling interests	(1,146)					(1,146)
Common share dividends						(1,471)
Preferred share dividends						(92)
Reclassification of additional paid-in capital deficit to retained earnings						0
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	602						296
Ending balance at Dec. 31, 2015	16,438	16,438	12,102	2,499	7	2,769	(939)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								0
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									(13)		0
Portland Natural Gas Transmission System	6								(13)	19	0
Preferred share dividends of TCPL								0
Other comprehensive (loss)/income attributable to non-controlling interests								306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					6			55
Decrease in TransCanada's ownership of TC PipeLines, LP								(11)
Distributions declared to non-controlling interests								(222)
Reclassification to common units subject to rescission or redemption (Note 19)								0
Redemption of subsidiary's preferred shares					0			0
Ending balance at Dec. 31, 2015	1,717							1,717	1,590	127
Issuance of TC PipeLines, LP units
Total Equity	18,155						(939)
Shares issued under public offering, net of issue costs (Note 21)			7,752	1,481
Shares issued under dividend reinvestment and share purchase plan (Note 20)			177
Shares issued on exercise of stock options (Note 20)			74
Shares repurchased (Note 20)			(6)		(8)
Issuance of stock options, net of exercises					6
Dilution impact from TC PipeLines, LP units issued					24			215
Redemption of subsidiary's preferred shares					0			0
Impact of asset drop downs to TC PipeLines, LP (Note 26)					(38)
Reclassification of additional paid-in capital deficit to retained earnings					9
Net income/(loss) attributable to controlling interests	233					233
Common share dividends						(1,733)
Preferred share dividends						(122)
Reclassification of additional paid-in capital deficit to retained earnings						(9)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(32)						(21)
Ending balance at Dec. 31, 2016	24,257	CAD 24,257	CAD 20,099	CAD 3,980	0	CAD 1,138	(960)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								1,051
Net income/(loss) attributable to non-controlling interests
Pipeline Partners LP									215		17
Portland Natural Gas Transmission System	252								215	20	CAD 17
Preferred share dividends of TCPL								0
Other comprehensive (loss)/income attributable to non-controlling interests								(11)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					24			215
Decrease in TransCanada's ownership of TC PipeLines, LP								(40)
Distributions declared to non-controlling interests								(279)
Reclassification to common units subject to rescission or redemption (Note 19)								(1,179)
Redemption of subsidiary's preferred shares					CAD 0			0
Ending balance at Dec. 31, 2016	1,726							CAD 1,726	CAD 1,596	CAD 130
Issuance of TC PipeLines, LP units
Total Equity	CAD 25,983						CAD (960)